Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables
8.	Trade and other receivables

	As of December 31,
	2018	2017
	(Thousands of yen)
Trade receivables	4,332,009	2,670,827
Other receivables	316,228	173,986

	4,648,237	2,844,813
Less: Provision for doubtful accounts	(476)	(476)

	4,647,761	2,844,337

Trade receivables are non-interest bearing and are generally on terms of 30 days. See Note 11 on credit risk of trade receivables, which explains how the Group manages and measures credit quality of trade receivables that are neither past due nor impaired.

As of December 31, the aging analysis of trade receivables is, as follows:

	As of December 31, 2018	As of December 31, 2017
Neither past due nor impaired	4,605,161	2,802,980
Past due but not impaired
Less than 30 days	42,600	29,846
30 to 60 days	—	6,249
60 to 90 days	—	5,262
Over 90 days	476	476

Total	4,648,237	2,844,813